Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

9. Subsequent Events

The Company evaluated subsequent events from September 30, 2025, the date of these condensed consolidated financial statements, through November 14, 2025, the date these condensed consolidated financial statements were available to be issued, for events requiring recording or disclosure in the condensed consolidated financial statements. The Company concluded that no events have occurred that would require recognition or disclosure in the condensed consolidated financial statements, except as described below.

The Business Combination closed on October 28, 2025, subject to the satisfaction or waiver of all closing conditions, with trading commencing on the Nasdaq Stock Market LLC (“Nasdaq”) on October 29, 2025. Upon closing of the transaction, the combined company became known as Terrestrial Energy Inc. and its securities were listed on Nasdaq under the symbols “IMSR” and “IMSRW”, respectively.

17. Subsequent Events

The Company evaluated subsequent events from December 31, 2024, the date of these financial statements, through May 30, 2025, the date these consolidated financial statements were available to be issued, for events requiring recording or disclosure in the consolidated financial statements as of and for the year ended December 31, 2024. The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below.

In February 2025, the Company completed another closing of the Bridge Round Offering and raised additional units totaling approximately $11.0 million.

On March 26, 2025, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with HCM II Acquisition Corp., a Cayman Islands exempted company (which will transfer by way of continuation and domesticate as a Delaware corporation prior to the Closing (“HCM II”), and HCM II Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of HCM II (“Merger Sub”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving company. Under the terms of the Merger Agreement, the Company’s outstanding shares and convertible notes will be exchanged for shares in HCM II at an exchange ratio specified in the Business Combination Agreement. The closing of the Merger is subject to the receipt of the required approvals by the Company’s and HCM II’s shareholders and the fulfilment of other customary closing conditions set forth in the Business Combination Agreement. In connection with the closing of the Merger, HCM II will change its name to Terrestrial Energy Inc.